                           MFS(R) Managed Sectors Fund
                          MFS(R) Limited Maturity Fund
                            MFS(R) Cash Reserve Fund
                     MFS(R) Municipal Limited Maturity Fund
                       MFS(R) Global Asset Allocation Fund
                         MFS(R) Government Mortgage Fund
                            MFS(R) New Discovery Fund
                        MFS(R) International Growth Fund
                     MFS(R) Research Growth and Income Fund
                   MFS(R) International Growth and Income Fund
                            MFS(R) Equity Income Fund
              MFS/Foreign & Colonial Emerging Markets Equity Fund
                       MFS(R) Research International Fund
                       MFS(R) Alabama Municipal Bond Fund
                          MFS(R) Strategic Growth Fund
                       MFS(R) Arkansas Municipal Bond Fund
                           MFS(R) Emerging Growth Fund
                      MFS(R) California Municipal Bond Fund
                          MFS(R) Large Cap Growth Fund
                       MFS(R) Florida Municipal Bond Fund
                         MFS(R) Intermediate Income Fund
                       MFS(R) Georgia Municipal Bond Fund
                             MFS(R) High Income Fund
                       MFS(R) Maryland Municipal Bond Fund
                        MFS(R) Municipal High Income Fund
                    MFS(R) Massachusetts Municipal Bond Fund
                      MFS(R) High Yield Opportunities Fund
                     MFS(R) Mississippi Municipal Bond Fund
                            MFS(R) Money Market Fund
                       MFS(R) New York Municipal Bond Fund
                       MFS(R) Government Money Market Fund
                    MFS(R) North Carolina Municipal Bond Fund
                           MFS(R) Municipal Bond Fund
                     MFS(R) Pennsylvania Municipal Bond Fund
                           MFS(R) Mid Cap Growth Fund
                    MFS(R) South Carolina Municipal Bond Fund
                            MFS(R) Total Return Fund
                      MFS(R) Tennessee Municipal Bond Fund
                              MFS(R) Research Fund
                       MFS(R) Virginia Municipal Bond Fund
                         MFS(R) Global Total Return Fund
                    MFS(R) West Virginia Municipal Bond Fund
                              MFS(R) Utilities Fund
                          MFS(R) Municipal Income Fund
                            MFS(R) Global Equity Fund
                        MFS(R) Growth Opportunities Fund
                         MFS(R) Global Governments Fund
                        MFS(R) Government Securities Fund
                        MFS(R) Capital Opportunities Fund
                   Massachusetts Investors Growth Stock Fund
                          MFS(R) Strategic Income Fund
                     MFS(R) Government Limited Maturity Fund
                            MFS(R) Global Growth Fund
                         Massachusetts Investors Trust
                                MFS(R) Bond Fund
                        MFS(R) Union Standard Equity Fund


                     SUPPLEMENT TO THE CURRENT PROSPECTUS


Until terminated by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor, MFD will incur, on behalf of H. D. Vest Investment Securities, Inc., the initial ticket charge of $15 with respect to purchases of shares of any MFS fund made through VESTADVISOR accounts. MFD will not incur such charge with respect to redemptions or repurchases of fund shares, exchanges of fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.


              The date of this Supplement is September 15, 1998.

                           MFS(R) Emerging Growth Fund
                              MFS(R) Research Fund
                        MFS(R) Capital Opportunities Fund
                            MFS(R) Money Market Fund


                      Supplement to the Current Prospectus

Class A shares of the Fund may be purchased at net asset value by one or more Chilean retirement plans, known as Administradores de Fondos de Pensiones, which are clients of the 1850 K Street N.W., Washington D.C. office of Dean Witter Reynolds, Inc. ("Dean Witter").

MFS Fund Distributors, Inc. ("MFD") will waive any applicable contingent deferred sales charges upon redemption by such retirement plans on purchases of Class A shares over $1 million, provided that (i) in lieu of the commissions otherwise payable as specified in the prospectus, MFD will pay Dean Witter a commission on such purchases equal to 1.00% (including amounts in excess of $5 million) and (ii) if one or more such clients redeem all or a portion of these shares within three years after the purchase thereof, Dean Witter will reimburse MFD for the commission paid with respect to such shares on a pro rata basis based on the remaining portion of such three-year period.

                 The date of this Supplement is August 1, 1999.

                             MFS(R) Managed Sectors Fund
                              MFS(R) Cash Reserve Fund
                         MFS(R) Global Asset Allocation Fund
                               MFS(R) Core Growth Fund
                         MFS(R) Convertible Securities Fund
                                MFS(R) Blue Chip Fund
                         MFS(R) Science and Technology Fund
                              MFS(R) New Discovery Fund
                       MFS(R) Research Growth and Income Fund
                              MFS(R) Equity Income Fund
                         MFS(R) Research International Fund
                            MFS(R) Strategic Growth Fund
                            MFS(R) Large Cap Growth Fund
                             MFS(R) Emerging Growth Fund
                           MFS(R) Intermediate Income Fund
                             MFS(R) Charter Income Fund
                               MFS(R) High Income Fund
                        MFS(R) High Yield Opportunities Fund
                         MFS(R) Government Money Market Fund
                              MFS(R) Money Market Fund
                             MFS(R) Mid Cap Growth Fund
                                MFS(R) Research Fund
                              MFS(R) Total Return Fund
                       MFS(R) International Opportunities Fund
                     MFS(R) International Strategic Growth Fund
                           MFS(R) International Value Fund
                                MFS(R) Utilities Fund
                           MFS(R) Global Total Return Fund
                              MFS(R) Global Equity Fund
                           MFS(R) Global Governments Fund
                          MFS(R) Capital Opportunities Fund
                            MFS(R) Strategic Income Fund
                              MFS(R) Global Growth Fund
                                  MFS(R) Bond Fund
                            MFS(R) Limited Maturity Fund
                   MFS(R) Intermediate Investment Grade Bond Fund
                              MFS(R) Research Bond Fund
                              MFS(R) Mid Cap Value Fund
                             MFS(R) Large Cap Value Fund
                            MFS(R) High Quality Bond Fund
                           MFS(R) Government Mortgage Fund
                          MFS(R) International Growth Fund
                     MFS(R) International Growth and Income Fund
                       MFS(R)/F&C Emerging Markets Equity Fund
                             MFS(R) Strategic Value Fund
                             MFS(R) Small Cap Value Fund
                          MFS(R) Emerging Markets Debt Fund
                                 MFS(R) Income Fund
                             MFS(R) European Equity Fund
                               MFS(R) High Yield Fund
                           MFS(R) Concentrated Growth Fund
                          MFS(R) Union Standard Equity Fund
                           Massachusetts Investors Trust
                     Massachusetts Investors Growth Stock Fund
                          MFS(R) Growth Opportunities Fund
                          MFS(R) Government Securities Fund
                       MFS(R) Government Limited Maturity Fund


                       Supplement to the Current Prospectus



In lieu of the sales commission and service fees normally paid by MFD to broker-dealers of record as described in the Prospectus, MFD has agreed to pay Bear, Stearns & Co. Inc. the following amounts with respect to Class A shares of the Fund purchased through a special retirement plan program offered by a third party administrator: (i) an amount equal to 0.05% per annum of the average daily net assets invested in shares of the Fund pursuant to such program, and (ii) an amount equal to 0.20% of the net asset value of all net purchases of shares of the Fund made through such program, subject to a refund in the event that such shares are redeemed within 36 months.

                  The date of this Supplement is August 1, 1999.

                           MFS(R) Managed Sectors Fund
                            MFS(R) Cash Reserve Fund
                       MFS(R) Global Asset Allocation Fund
                             MFS(R) Core Growth Fund
                       MFS(R) Convertible Securities Fund
                              MFS(R) Blue Chip Fund
                       MFS(R) Science and Technology Fund
                            MFS(R) New Discovery Fund
                     MFS(R) Research Growth and Income Fund
                            MFS(R) Equity Income Fund
                       MFS(R) Research International Fund
                          MFS(R) Strategic Growth Fund
                           MFS(R) Emerging Growth Fund
                          MFS(R) Large Cap Growth Fund
                         MFS(R) Intermediate Income Fund
                           MFS(R) Charter Income Fund
                             MFS(R) High Income Fund
                        MFS(R) Municipal High Income Fund
                      MFS(R) High Yield Opportunities Fund
                            MFS(R) Money Market Fund
                       MFS(R) Government Money Market Fund
                           MFS(R) Municipal Bond Fund
                           MFS(R) Mid Cap Growth Fund
                            MFS(R) Total Return Fund
                              MFS(R) Research Fund
                     MFS(R) International Opportunities Fund
                   MFS(R) International Strategic Growth Fund
                         MFS(R) International Value Fund
                         MFS(R) Global Total Return Fund
                              MFS(R) Utilities Fund
                            MFS(R) Global Equity Fund
                         MFS(R) Global Governments Fund
                        MFS(R) Capital Opportunities Fund
                          MFS(R) Strategic Income Fund
                            MFS(R) Global Growth Fund
                                MFS(R) Bond Fund
                          MFS(R) Limited Maturity Fund
                     MFS(R) Municipal Limited Maturity Fund
                 MFS(R) Intermediate Investment Grade Bond Fund
                            MFS(R) Research Bond Fund
                            MFS(R) Mid Cap Value Fund
                           MFS(R) Large Cap Value Fund
                          MFS(R) High Quality Bond Fund
                         MFS(R) Government Mortgage Fund
                        MFS(R) International Growth Fund
                   MFS(R) International Growth and Income Fund
               MFS/Foreign & Colonial Emerging Markets Equity Fund
                           MFS(R) Strategic Value Fund
                           MFS(R) Small Cap Value Fund
                        MFS(R) Emerging Markets Debt Fund
                               MFS(R) Income Fund
                           MFS(R) European Equity Fund
                             MFS(R) High Yield Fund
                         MFS(R) Concentrated Growth Fund
                        MFS(R) Union Standard Equity Fund
                       MFS(R) Alabama Municipal Bond Fund
                       MFS(R) Arkansas Municipal Bond Fund
                      MFS(R) California Municipal Bond Fund
                       MFS(R) Florida Municipal Bond Fund
                       MFS(R) Georgia Municipal Bond Fund
                       MFS(R) Maryland Municipal Bond Fund
                    MFS(R) Massachusetts Municipal Bond Fund
                     MFS(R) Mississippi Municipal Bond Fund
                       MFS(R) New York Municipal Bond Fund
                    MFS(R) North Carolina Municipal Bond Fund
                     MFS(R) Pennsylvania Municipal Bond Fund
                    MFS(R) South Carolina Municipal Bond Fund
                      MFS(R) Tennessee Municipal Bond Fund
                       MFS(R) Virginia Municipal Bond Fund
                    MFS(R) West Virginia Municipal Bond Fund
                          MFS(R) Municipal Income Fund
                    MFS(R) New York High Income Tax Free Fund
                 MFS(R) Massachusetts High Income Tax Free Fund
                        MFS(R) Growth Opportunities Fund
                        MFS(R) Government Securities Fund
                    Massachusetts Investors Growth Stock Fund
                     MFS(R) Government Limited Maturity Fund
                          Massachusetts Investors Trust

                      Supplement to the Current Prospectus


Until terminated by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor, MFD will incur, on behalf of Royal Alliance Associates, Inc., up to $15 toward the ticket charge with respect to purchases of shares of any MFS Fund made through the GOLD Select Program. MFD will not incur such charge with respect to redemptions or repurchases of Fund shares, exchanges of Fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.

                 The date of this Supplement is August 1, 1999.